Report Of The Directors Financial Review Risk Report - Credit Risk, Description And Exposure (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Disclosure of credit risk exposure [line items]
Percentage of insurance contracts assessed as satisfactory or higher that is neither past due nor impaired	100.00%	100.00%